Other Expenses (Schedule Of Components Of Other Expenses) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other Expenses [Abstract]
Depreciation on operating lease equipment	$ 139.5	$ 134.2	$ 133.6	$ 133.3	$ 127.5	$ 126.5	$ 125.3	$ 133.9	$ 540.6		$ 513.2		$ 538.6
Maintenance and other operating lease expenses	39.0	41.4	40.3	42.4	31.9	38.1	35.6	33.8	163.1		139.4		157.8
Compensation and benefits									535.4		537.1		490.5
Technology									83.3		81.6		75.1
Professional fees									69.1		63.8		120.0
Provision for severance and facilities exiting activities									36.9		22.7		13.1
Net occupancy expense									35.3		36.1		38.7
Advertising and marketing									25.2	[1]	36.5	[1]	10.5	[1]
Other expenses									185.0		116.2		112.8
Total operating expenses									970.2		894.0		860.7
Loss on debt extinguishments						16.8	21.5	22.9			61.2		134.8
Total other expense									1,673.9		1,607.8		1,691.9
Tax settlement agreement									$ 50

[1]	Includes $50 million related to a tax settlement agreement with Tyco International Ltd.